Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 178,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,650.85
Total Offset Amount	0.00
Net Fee	24,650.85
Narrative - Max Aggregate Offering Price	$ 178,500,000.00
Final Prospectus	true